Related party transactions (Tables)	12 Months Ended
Sep. 30, 2022
Related party transactions [abstract]
Summary of transactions between related parties	During the year, group entities entered into the following transactions with related parties who are not members of the Group:

	Transaction values			Balance outstanding
	September 30,
EUR million	2022	2021	2020	2022	2021
Sale of goods and services
OUTFITTER GmbH	—	—	0.8	—	—
SportScheck GmbH	0.3	0.4	—	0.3	0.5
SIGNA Sports United X GmbH	0.6	—	—	0.4	—
Tennis-Point UK Ltd.	—	—	—	0.2	—
Purchase of goods and services
OUTFITTER GmbH	0.5	—	0.5	3.8	—
Karstadt Sports		—	2.2		—
Galeria Karstadt Kaufhof GmbH	0.3	0.4	5.4	0.1	0.0
SportScheck GmbH	0.5	2.7	0.2	0.0	0.2
SIGNA Retail Selection AG	—	0.5	0.4	0.2	0.2
SIGNA Informationstechnologie GmbH	0.0	0.1	—	0.0	—
o5 Logistik GmbH	0.1	—	0.2	—	—
SIGNA Retail GmbH	0.1	0.7	0.4	0.7	—
SIGNA Financial Services AG	—	1.5	—	—	4.0
Financial liabilities and interest
SIGNA International Sports Holding GmbH
Convertible Loan and related interest	—	0.8	2.7	—	—
SIGNA Holding GmbH
Loan and related interest	1.4	—	—	81.4	—
Financial receivables and interest
SIGNA Sports United X GmbH	0.0	—	—	1.5	—